Total operating costs - Significant Cost Items by Nature (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis Of Income And Expense [Line Items]
Employee benefits	€ 2,318	€ 2,016	€ 1,655
Restructuring charges including accelerated depreciation	163	153	368
Total selling and distribution expenses	2,984	2,496	1,939
Total administrative expenses	1,250	1,074	983
Total operating expenses	4,234	3,570	2,922
Selling and distribution expenses
Analysis Of Income And Expense [Line Items]
Transportation costs	851	631	447
Employee benefits	1,110	975	788
Depreciation of property, plant and equipment, excluding restructuring	246	245	219
Amortisation of intangible assets	7	4	1
Restructuring charges including accelerated depreciation	1	45	58
Other selling and distribution expenses	769	596	426
Administrative expenses
Analysis Of Income And Expense [Line Items]
Transportation costs	16	2	2
Employee benefits	544	462	353
Depreciation of property, plant and equipment, excluding restructuring	99	76	45
Amortisation of intangible assets	94	83	53
Restructuring charges including accelerated depreciation	143	91	248
Acquisition related costs	3	49	11
Other administrative expenses	€ 351	€ 311	€ 271